Income Taxes (Tables)	12 Months Ended
Apr. 02, 2016
Income Tax Disclosure [Abstract]
Income before income taxes
Income (loss) before income taxes consists of the following components (in thousands):

	Fiscal Year
	2016	2015	2014
United States	$(35,923)	$127,281	$(7,120)
Foreign	33,061	(6,040)	30,993
Total	$(2,862)	$121,241	$23,873

Components of the income tax (provision) benefit
The components of the income tax provision are as follows (in thousands):

	Fiscal Year
	2016	2015	2014
Current (expense) benefit:
Federal	$(4,285)	$(15,862)	$(875)
State	(541)	(2,871)	24
Foreign	(33,346)	(16,175)	(9,939)
	(38,172)	(34,908)	(10,790)
Deferred (expense) benefit:
Federal	$27,794	$100,884	$488
State (1)	(31,229)	3,928	59
Foreign	15,624	5,158	(988)
	12,189	109,970	(441)
Total	$(25,983)	$75,062	$(11,231)

(1) In fiscal 2016, the state deferred tax expense included a $31.0 million income tax expense related to an increase in the valuation allowance for the deferred tax asset related to state net operating losses and tax credits.

Reconciliation of the (provision for) or benefit from income taxes to income tax(expense) or benefit computed by applying the statutory federal income tax rate to pre-tax income.
A reconciliation of the (provision for) or benefit from income taxes to income tax (expense) or benefit computed by applying the statutory federal income tax rate to pre-tax (loss) income for fiscal years 2016, 2015 and 2014 is as follows (dollars in thousands):

	Fiscal Year
	2016		2015		2014
	Amount	Percentage	Amount	Percentage	Amount	Percentage
Income tax (expense) benefit at statutory federal rate	$1,002	35.00%	$(42,434)	35.00%	$(8,355)	35.00%
Decrease (increase) resulting from:
State benefit (provision), net of federal (provision) benefit	(1,320)	(46.14)	(6,710)	5.53	75	(0.31)
Tax credits	15,459	540.21	3,538	(2.92)	3,177	(13.31)
Foreign tax credits	—	—	—	—	574	(2.41)
Effect of changes in income tax rate applied to net deferred tax assets	(2,716)	(94.92)	(20)	0.02	(65)	0.27
Foreign tax rate difference	4,114	143.77	(13,342)	11.00	636	(2.66)
Change in valuation allowance	(25,120)	(877.84)	135,812	(112.02)	5,890	(24.67)
Adjustments to net deferred tax assets	—	—	—	—	2,939	(12.31)
Stock-based compensation	(5,362)	(187.37)	(1,309)	1.08	(635)	2.66
Tax reserve adjustments	(8,699)	(303.99)	(3,928)	3.24	(1,482)	6.21
Deemed dividend	(3,984)	(139.21)	(2,751)	2.27	(1,122)	4.70
Write-off U.K. gross deferred tax assets	—	—	—	—	(12,699)	53.19
Domestic production activities deduction	—	—	2,620	(2.16)	—	—
Other income tax benefit (expense)	643	22.49	3,586	(2.95)	(164)	0.69
	$(25,983)	(908.00)%	$75,062	(61.91)%	$(11,231)	47.05%

Significant components of net deferred income taxes
Significant components of the Company’s net deferred income taxes are as follows (in thousands):

	Fiscal Year
	2016	2015
Deferred income tax assets:
Inventory reserve	$19,588	$15,878
Basis in stock and other investments	—	1,070
Equity compensation	93,340	85,150
Accumulated depreciation/basis difference	11,512	13,341
Net operating loss carry-forwards	52,050	72,169
Research and other credits	85,782	68,086
Other deferred assets	32,535	37,590
Total deferred income tax assets	294,807	293,284
Valuation allowance	(34,682)	(13,777)
Total deferred income tax assets, net of valuation allowance	$260,125	$279,507

Deferred income tax liabilities:
Amortization and purchase accounting basis difference	$(322,578)	$(410,801)
Accumulated depreciation/basis difference	(70,140)	(12,864)
Deferred gain	(1,227)	(2,506)
Other deferred liabilities	—	(2,685)
Total deferred income tax liabilities	(393,945)	(428,856)
Net deferred income tax (liabilities) assets	$(133,820)	$(149,349)

Amounts included in consolidated balance sheets:
Current assets	$—	$150,208
Current liabilities	—	—
Non-current assets	18,340	10,632
Non-current liabilities	(152,160)	(310,189)

Net deferred income tax (liabilities) assets	$(133,820)	$(149,349)

Reconciliation of gross unrecognized tax benefits
A reconciliation of the fiscal 2014 through fiscal 2016 beginning and ending amount of gross unrecognized tax benefits is as follows (in thousands):

	Fiscal Year
	2016	2015	2014
Beginning balance	$59,397	$39,423	$37,917
Additions based on positions related to current year	9,374	1,246	2,181
Additions for tax positions in prior years	2,723	23,986	229
Reductions for tax positions in prior years	(1,973)	(5,258)	(904)
Expiration of statute of limitations	(469)	—	—
Ending balance	$69,052	$59,397	$39,423